Submission	Jun. 06, 2025
Submission [Line Items]
Central Index Key	0001093691
Registrant Name	PLUG POWER INC
Registration File Number	333-287577
Form Type	S-3
Submission Type	424B7
Fee Exhibit Type	EX-FILING FEES